Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
12.	SUBSEQUENT EVENTS
Management has evaluated subsequent events for recognition and disclosure through November 14, 2022, the date on which the financial statements were available to be issued and has determined that following should be disclosed:
Merger
On October 28, 2022 (the “Closing Date”), LMAO, a Delaware corporation, consummated a series of transactions that resulted in the combination of LMF Merger Sub, Inc. a Delaware corporation and a wholly-

owned subsidiary of LMAO (“Merger Sub”), and SeaStar Medical, a Delaware corporation, pursuant to an Agreement and Plan of Merger by and among LMAO, Merger Sub and SeaStar Medical, as described further below. Pursuant to the terms of the Merger, a business combination between LMAO and SeaStar Medical was effected through the Merger of Merger Sub with and into SeaStar Medical, with SeaStar Medical surviving the Merger as a wholly-owned subsidiary of LMAO, following the approval by shareholders of LMAO at the extraordinary general meeting of the shareholders of LMAO held on October 18, 2022, (the “Special Meeting”).
Following the consummation of the Merger, LMAO was renamed to SeaStar Holding Corporation.
The Merger will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting LMAO will be treated as the acquired company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Merger, the Company’s stockholders have the majority of the voting power of the combined entity, the Company will comprise all of the ongoing operations of the combined entity, the Company will comprise a majority of the governing body of the combined entity, and the Company’s senior management will comprise all of the senior management of the combined entity. Accordingly, for accounting purposes, the Merger will be treated as the equivalent of the Company issuing shares for the net assets of LMAO, accompanied by a recapitalization. The net assets of LMAO will be stated at historical costs. No goodwill or intangibles will be recorded. Operations prior to the Merger will be those of the Company.
The aggregate consideration payable to the stockholders of SeaStar Medical at the closing of the Merger was $85,408, which consisted of an aggregate equity value of SeaStar Medical of $85,000, minus deductions for indebtedness of SeaStar Medical and SeaStar Medical transaction expenses in excess of $800, plus the aggregate exercise price of (1) SeaStar Medical warrants issued and outstanding immediately prior to the Closing and (2) SeaStar Medical options issued and outstanding immediately prior to the Closing, less the value of the shares of Common Stock underlying the Assumed Equity (as defined below) (the “Closing Merger Consideration”). The Closing Merger Consideration was payable solely in shares of LMAO common stock, par value $0.0001 per share (“Common Stock”), valued at $10.00 per share, resulting in the issuance of 7,837,628 shares of common stock, par value $0.0001 per share, of Common Stock to holders of stock of SeaStar Medical immediately prior to the Closing. At the Closing, shares of class B common stock, par value $0.001 per share, of LMAO (“Class B Common Stock”) automatically converted into shares of class A common stock, par value $0.001 per share, of LMAO (“Class A Common Stock”) on a one-to-one
basis, and pursuant to the charter of LMAO after the Merger, Class A Common Stock and Class B Common Stock was reclassified as Common Stock.
At the Closing, each of SeaStar Medical’s issued and outstanding convertible notes automatically converted into shares of SeaStar Medical common stock. Immediately prior to the effectiveness of the Merger, each share of SeaStar Medical’s issued and outstanding preferred stock automatically converted into shares of SeaStar Medical common stock and those SeaStar Medical warrants that would be exercised or exchanged in connection with the Merger pursuant to the terms thereof were exercised for shares of SeaStar Medical common stock. At Closing, the (i) SeaStar Medical warrants that would not be exercised or exchanged in connection with the Merger were assumed by LMAO and converted into warrants to purchase Common Stock, (ii) outstanding options for shares of SeaStar Medical common stock under SeaStar Medical’s equity plan were assumed by LMAO and converted into options to purchase Common Stock, and (iii) issued and outstanding restricted stock unit awards under SeaStar Medical’s current equity plan were assumed by LMAO and converted into LMAO restricted stock units.

Common Stock Purchase Agreement
On October 28, 2022, LMAO, SeaStar Medical, and Tumim Stone Capital entered into a letter agreement to amend certain terms of the Common Stock Purchase Agreement, dated August 23, 2022 (the “Purchase Agreement”), by and among Tumim Stone Capital, LMAO, and SeaStar Medical, or the Company following the consummation of the Merger. Pursuant to the Tumim Letter Agreement, among other things, the parties agreed to the following amendments with respect to the Commitment Fee and Commitment Shares (each as defined in the Purchase Agreement): (a) LMAO, or the Company from and after the Closing Date shall pay to Tumim Stone Capital $1,000 of the Commitment Fee in cash on the Closing Date; (b) the Company shall pay to Tumim Stone Capital $500 of the Commitment Fee in cash no later than the earliest of (i) the 30th calendar day immediately following the Effective Date of the Initial Registration Statement (each as defined in the Purchase Agreement), (ii) the 30th calendar day immediately following the Effectiveness Deadline (as defined in the Purchase Agreement) of the Initial Registration Statement, and (iii) not later than the second trading date immediately after the date on which written notice of termination is delivered by the Company or Tumim Stone Capital pursuant to the terms of the Purchase Agreement; and (c) the Company shall pay to Tumim Stone Capital the balance of the Commitment Fee, or $1,000, as Commitment Shares as set forth under the terms in the Purchase Agreement.
LMFA Note Payable
On October 6, 2022, the Company borrowed an additional $350 advance on its LMFA Note Payable, bringing the total borrowings on the LMFA Note Payable to $700. On October 28, 2022, SeaStar Medical and LMFA entered into the First Amendment to the Credit Agreement, dated September 9, 2022 between LMFA and SeaStar Medical, pursuant to which the parties amended the Credit Agreement and entered into an Amended and Restated Promissory Note to (i) extend the maturity date of the loan under the Credit Agreement to October 30, 2022; (ii) permit the LMFA Note Payable be prepaid without premium or penalty; (iii) require the Company to use 5.0% of the gross cash proceeds received from any future debt and equity financing to pay outstanding balance of LMFA Note Payable, provided that such repayment is not required for the first $500 of cash proceeds; (iv) reduce the interest rate of the LMFA Note Payable from 15% to 7% per annum; and (iv) reduce the default interest rate from 18% to 15% and changes, the maturity date is extended to October 30, 2023. The LMFA Note Payable contains customary representations and warranties, affirmative and negative covenants and events of default. In addition, on October 28, 2022, the parties entered into a Security Agreement, pursuant to which the Company granted LMFA a security interest in substantially all of the assets and property of the Company, subject to certain exceptions, as collateral to secure the Company’s obligations under the amended Credit Agreement. In addition, the Company entered into a Guaranty, dated October 28, 2022, pursuant to which the Company unconditionally guarantees and promises to pay to LMFA the outstanding principal amount under the LMFA Note Payable.

Sponsor Note
On October 28, 2022, the Company entered into a Consolidated Amended and Restated Promissory Note with LMFAO Sponsor, LLC, LMAO’s sponsor and the sole holder of founding shares (the “Sponsor”) as the lender, for an aggregate principal amount of $2,785 (the “Sponsor Note”) to amend and restate in its entirety (i) the Promissory Note, dated July 29, 2022, for $1,035 in aggregate principal amount issued by LMAO to the Sponsor and (ii) the Amended and Restated Promissory Note, dated July 28, 2022, for $1,750 in aggregate principal amount, issued by LMAO to the Sponsor (collectively, the “Original Notes”). The Sponsor Note amended the Original Notes to: (i) extend maturity dates of the Original Notes to October 30,

2023; (
ii) permit outstanding amount due under the Sponsor Note to be prepaid without premium or penalty; and (iii) require the Company to use 5.0% of the gross cash proceeds received from any future debt and equity financing to pay outstanding balance of Sponsor Note, provided that such repayment is not required for the first $500 of cash proceeds. The Sponsor Note carries an interest rate of 7% per annum and contains customary representations and warranties and affirmative and negative covenants. The Sponsor Note is also subject to customary events of default, the occurrence of which may result in the Sponsor Promissory Note then outstanding becoming immediately due and payable, with interest being increased to 15.0% per annum. In addition, on October 28, 2022, the parties entered into a Security Agreement (the “Sponsor Security Agreement”), pursuant to which the Company granted Sponsor a security interest in substantially all of the assets and property of the Company, subject to certain exceptions, as collateral to secure the Company’s obligations under the Sponsor Note. In addition, the Company entered into a Guaranty, dated October 28, 2022 (the “Sponsor Guaranty”), pursuant to which the Company unconditionally guarantees and promises to pay to LMFA the outstanding principal amount under the LMFA Note Payable.
Maxim Note
Pursuant to an engagement letter between SeaStar Medical and Maxim dated October 28, 2022, SeaStar Medical was required to pay Maxim, as its financial advisor, an amount equal to $4,182 in cash as professional fees. Upon the closing of the Merger, the parties agreed that such amount would be paid in the form of a promissory note. Accordingly, on October 28, 2022, the Company entered into a Promissory Note with Maxim as the lender, for an aggregate principal amount of $4,182 (the “Maxim Note”). The Maxim Note has a maturity date of October 30, 2023 and outstanding amounts may be prepaid without premium or penalty. If the Company receives any cash proceeds from a debt or equity financing transaction prior to the maturity date, then the Company is required to prepay the indebtedness equal to 25.0% of the gross amount of the cash proceeds, provided that such repayment obligation shall not apply to the first $500 of the cash proceeds received by the Company. Interest on the Maxim Note is due at 7.0% per annum. The Maxim Note contains customary representations and warranties, and affirmative and negative covenants. The Maxim Note is also subject to customary events of default, the occurrence of which may result in the Maxim Promissory Note then outstanding becoming immediately due and payable, with interest being increased to 15.0% per annum.
Note- Payable – Government Loan
On October 17, 2022, the Company
pre-paid
the full balance Note-Payable – Government Loan to the Small Business Administration in the amount of $63 principal and $5 accrued interest.
Forward Purchase Agreements
On October 17, 2022, LMF, SeaStar Medical and Vellar Opportunity Fund SPV LLC – Series 4 (an “FPA Seller” and “Vellar”), entered into an agreement (the “Vellar Prepaid Forward Agreement”), prior to the Merger, for an equity prepaid forward transaction, whereby, prior to the Merger, Vellar purchased 523,400 LMF Class A Shares from redeeming holders (the “Recycled Shares”), and an additional 100,000 LMF Class A Shares constituting share consideration, each at an average price per share of $10.37. Pursuant to the Vellar Prepaid Forward Agreement, Vellar waived its redemption rights under the governing documents of LMF in connection with the Merger.

At the closing of the Merger, LMAO paid to Vellar, out of funds held in the LMAO trust account, aggregate amounts of (a) approximately $
5,428
(the “Prepayment Amount”), an amount equal to (x) the number of shares underlying the transaction, multiplied by (y) redemption price (as defined in the Vellar Prepaid Forward Agreement), (b) approximately $
1,037
for the purpose of repayment of Vellar having purchased
100,000
shares from third parties in the open market (the “Additional Purchased Shares”), an amount equal to the product of (x) 100,000 multiplied by (y) redemption price (as defined in the Vellar Prepaid Forward Agreement), and (c) a structuring fee in the amount of $
5
at closing and on the first business day of each quarter.
On October 26, 2022, LMF, SeaStar Medical and HB Strategies LLC (an “FPA Seller” and “HB Strategies”), entered into an agreement (the “HB Strategies Prepaid Forward Agreement”) for an equity prepaid forward transaction, whereby, prior the Merger, the HB Strategies purchased 700,000 LMF Class A Shares from redeeming holders (the “Recycled Shares”), and an additional 50,000 LMF Class A Shares constituting share consideration, each at an average price per share of $10.37. Pursuant to the HB Strategies Prepaid Forward Agreement, HB Strategies waived its redemption rights under the governing documents of LMF in connection with the Merger.
At the closing of the Merger, LMAO paid to the HB Strategies, out of funds held in the LMAO trust account, aggregate amounts of (a) approximately $7,259 (the “Prepayment Amount”), an amount equal to (x) the number of shares underlying the transaction, multiplied by (y) redemption price (as defined in the HB Strategies Prepaid Forward Agreement), (b) approximately $519 for the purpose of repayment of HB Strategies having purchased 50,000 shares from third parties in the open market (the “Additional Purchased Shares”), an amount equal to the product of (x) 50,000 multiplied by (y) redemption price (as defined in the HB Strategies Prepaid Forward Agreement), and (c) a structuring fee in the amount of approximately $3 at closing and on the first business day of each quarter.
The FPA Sellers may, in their discretion, sell subject shares, the effect of which is to terminate their respective Forward Agreements in respect of the subject shares sold (the Terminated Shares). The Company is entitled to proceeds from such sales of Terminated Shares equal to the product of (x) the number of Terminated Shares multiplied by (y) the Reset Price.

The Reset Price is initially the
per-share
redemption price, but will be adjusted on a monthly basis to the lower of (a) the then-current Reset Price, (b) $
10.00
and (c) the volume weighted average price (VWAP) price of the last ten trading days of the prior calendar month, but not lower than $
5.00
; provided, however, that if we offer and sell Class A Common Stock, or currently outstanding or future issued securities are exercised or converted, at a price lower than then then-current Reset Price, then the Reset Price shall be modified to equal such reduced price.
In the event that the VWAP Price is less than $3.00 per share for 20 trading days during any 30 trading-day-period,
then the FPA Sellers may accelerated the maturity date (the Maturity Date), which otherwise will be the third anniversary of the closing. Upon the occurrence of the Maturity Date, we are obligated to pay to the FPA Sellers an amount equal to the product of (a) (x) the number of Recycled Shares less (y) the number of terminated shares, multiplied by (b) $2.50 (the Maturity Consideration).
The Maturity Consideration shall be payable by the Company in cash, or at the Company’s option, as equity, issued in Class A Common Stock, with a per share issue price based on the average daily VWAP Price over 30 scheduled trading days ending on (i) the Maturity Date to the extent the shares used to pay the

Maturity Consideration are freely tradeable by the FPA Sellers, or (ii) if not freely tradeable by the FPA Sellers, the date on which the shares used to pay the Maturity Consideration are registered under the Securities Act and delivered to the FPA Sellers, which will be payable on a net basis such that the FPA Sellers retain a number of shares due to the Company upon the Maturity Date equal to the number of Maturity Consideration Shares payable to FPA Sellers, only to the extent the number of shares due to the Company upon the Maturity Date are equal to or more than the number of Maturity Consideration Shares payable to FPA Sellers, with any Maturity Consideration remaining due to be paid to Sellers in newly issued Shares. For the avoidance of doubt, in addition to the Maturity Consideration, at the Maturity Date, FPA Sellers will be entitled to retain a cash amount equal to the product of (y) the number of shares remaining in the transaction multiplied by (z) the Redemption Price, and FPA Sellers will deliver to the Company the number of shares that remain in the transaction.

11.	SUBSEQUENT EVENTS
Management has evaluated subsequent events for recognition and disclosure through April 14, 2022, the date on which the financial statements were available to be issued and has determined that the following should be disclosed:
From the period Jan 31, 2022 to March 31, 2022, the Company converted unpaid invoices into convertible note agreements with IBT and David Humes, amounting to $76,000 and $21,000, respectively. The term for each note is three years. Interest on the unpaid balances will accrue at the rate of eight percent
per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price.
On March 2, 2022, the Company signed a letter of intent (LOI) with a special purpose acquisition company (SPAC) to enter into a business combination agreement pursuant to which the SPAC would acquire 100 percent of the outstanding equity of the Company. The LOI does not create a binding obligation on either party to consummate or negotiate the contemplated transaction.
On March 16, 2022, the Company issued two convertible notes for a total amount of $200,000. One of the notes is payable to the Dow Employees’ Pension Plan Trust and the other is payable to the Union Carbide Employees’ Pension Plan Trust for amounts of $120,000 and $80,000, respectively. The term of all notes is one year from the date of issuance. Interest on the unpaid principal balances will accrue at the rate of eight percent
per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price.

On April 12, 2022, the Company issued convertible notes to investors for a total amount of $
1,222,000
. The term of all notes is
three years
from the date of issuance. Interest on the unpaid principal balances will accrue at the rate
 of
eight percent
per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a
20
% discount on the price per share of the stock price.
Other than the events noted above and throughout these financial statements, there were no additional events that required recognition or disclosure.

LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Subsequent Events
NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any events that require disclosure in the condensed consolidated financial statements.
On October 28, 2022, the Company and Old SeaStar Medical consummated the transactions contemplated by the Merger Agreement. (see Note 1).
Note 10. Subsequent Events The Sponsor loaned $340,000 to the Company from January 2022 to March 2022 for working capital purposes as part of its $1.5 million working capital loan.